Business segment information	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Business segment information
4.	Business segment information
The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating income or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman, President and Chief Executive Officer.
Due to organizational changes as of April 1, 2021, from the first quarter of the fiscal year ended March 31, 2022, Sony transferred some of the businesses and functions previously included within All Other and Corporate and elimination to the EP&S segment. In connection with these organizational changes, sales and financial services revenue and operating income (loss) of each segment for the fiscal year ended March 31, 2021 are presented to conform to the organizational structure for the fiscal year ended March 31, 2022.
The G&NS segment includes the network services businesses, the manufacture and sales of home gaming products and the production and sales of software. The Music segment includes the Recorded Music, Music Publishing and Visual Media and Platform businesses. The Pictures segment includes the Motion Pictures, Television Productions and Media Networks businesses. The EP&S segment includes the Televisions business, the Audio and Video business, the Still and Video Cameras business, the smartphone business and the internet-related service business. The I&SS segment includes the image sensors business. The Financial Services segment primarily represents individual life insurance and non-life
insurance businesses in the Japanese market and the banking business in Japan. All Other consists of various operating activities, including the disc manufacturing and recording media businesses. Sony’s products and services are generally unique to a single operating segment.

Segment sales and financial services revenue:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Sales and financial services revenue:
Game & Network Services —
Customers	2,604,713	2,674,356
Intersegment	51,565	65,407

Total	2,656,278	2,739,763
Music —
Customers	927,250	1,100,532
Intersegment	12,617	16,417

Total	939,867	1,116,949
Pictures —
Customers	751,800	1,236,399
Intersegment	1,187	2,512

Total	752,987	1,238,911
Electronics Products & Solutions —
Customers	2,016,887	2,297,886
Intersegment	51,200	41,300

Total	2,068,087	2,339,186
Imaging & Sensing Solutions —
Customers	937,859	992,200
Intersegment	74,638	84,224

Total	1,012,497	1,076,424
Financial Services —
Customers	1,664,991	1,524,811
Intersegment	9,011	9,018

Total	1,674,002	1,533,829
All Other —
Customers	84,202	82,264
Intersegment	16,534	16,519

Total	100,736	98,783
Corporate and elimination	(205,793)	(222,332)

Consolidated total	8,998,661	9,921,513

G&NS intersegment amounts primarily consist of transactions with the EP&S segment. EP&S intersegment amounts primarily consist of transactions with the G&NS segment. I&SS intersegment amounts primarily consist of transactions with the G&NS segment and the EP&S segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Operating income (loss):
Game & Network Services	341,718	346,089
Music	184,786	210,933
Pictures	79,851	217,393
Electronics Products & Solutions	127,859	212,942
Imaging & Sensing Solutions	145,884	155,597
Financial Services	154,765	150,111
All Other	7,178	17,981

Total	1,042,041	1,311,046
Corporate and elimination	(86,786)	(108,707)

Consolidated operating income	955,255	1,202,339
Financial income	83,792	19,304
Financial expenses	(41,082)	(104,140)

Consolidated income before income taxes	997,965	1,117,503

Operating income (loss) is sales and financial services revenue less costs and expenses, and includes the share of profit (loss) of investments accounted for using the equity method.
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	—	14
Music	570	4,073
Pictures	123	(664)
Electronics Products & Solutions	57	1,103
Imaging & Sensing Solutions	(123)	(603)
Financial Services	—	—
All Other	10,924	19,723

Consolidated total	11,551	23,646

Depreciation and amortization:
Game & Network Services	52,987	61,219
Music	46,217	61,465
Pictures	290,895	396,251
Electronics Products & Solutions	82,174	91,759
Imaging & Sensing Solutions	159,469	172,842
Financial Services, including deferred insurance acquisition costs	68,598	94,169
All Other	7,686	4,300

Total	708,026	882,005
Corporate	24,085	22,465

Consolidated total	732,111	904,470

Sales to customers by product category:
The following table is a breakdown of sales and financial services revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Sales and financial services revenue:
Game & Network Services
Digital Software and Add-on Content	1,454,654	1,424,459
Network Services	382,950	409,355
Hardware and Others	767,109	840,542

Total	2,604,713	2,674,356
Music
Recorded Music — Streaming	337,100	462,368
Recorded Music — Others	179,167	206,412
Music Publishing	156,862	200,334
Visual Media and Platform	254,121	231,418

Total	927,250	1,100,532
Pictures
Motion Pictures	265,301	518,840
Television Productions	267,123	419,494
Media Networks	219,376	298,065

Total	751,800	1,236,399
Electronics Products & Solutions
Televisions	709,007	858,837
Audio and Video	313,975	326,704
Still and Video Cameras	338,694	414,898
Mobile Communications	358,580	365,864
Other	296,631	331,583

Total	2,016,887	2,297,886
Imaging & Sensing Solutions	937,859	992,200
Financial Services	1,664,991	1,524,811
All Other	84,202	82,264
Corporate	10,959	13,065

Consolidated total	8,998,661	9,921,513

In the G&NS segment, Digital Software and
Add-on
Content includes distribution of software titles and
add-on
content through the network by Sony Interactive Entertainment; Network Services includes network services relating to game, video and music content; Hardware and Others includes home gaming consoles, packaged software, peripheral devices and first-party software for third-party platforms. In the Music segment, Recorded Music — Streaming includes the distribution of digital recorded music by streaming; Recorded Music — Others includes the distribution of recorded music by physical media and digital download as well as revenue derived from artists’ live performances; Music Publishing includes the management and licensing of the words and music of songs; Visual Media and Platform includes the production and distribution of animation titles and game applications, and various service offerings for music and visual products. In the Pictures segment, Motion Pictures includes the worldwide production, acquisition and distribution of live-action and animated motion pictures; Television Productions includes the production, acquisition and distribution of television programming; Media Networks includes the operation of television and digital networks worldwide. In the EP&S segment, Televisions includes LCD and OLED televisions; Audio and Video includes
Blu-ray
disc players and recorders, home audio, headphones and memory-based portable audio devices; Still and Video Cameras includes interchangeable lens cameras, compact digital cameras, consumer video cameras and video cameras for broadcast; Mobile Communications includes smartphones and an internet-related service business; Other includes display products such as projectors and medical equipment.
Geographic Information:
Sales and financial services revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2021 and 2022 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of April 1, 2020, March 31, 2021 and 2022 are as follows:

		Yen in millions
		Fiscal year ended March 31
		2021	2022
Sales and financial services revenue:
Japan		2,965,936	2,764,321
United States		2,147,686	2,766,021
Europe		1,817,854	1,870,091
China		762,766	771,006
Asia-Pacific		861,623	1,149,261
Other Areas		442,796	600,813

Total		8,998,661	9,921,513

	Yen in millions
	April 1	March 31
	2020	2021	2022
Non-current assets (property, plant and equipment, right-of-use assets, goodwill, content assets and other intangible assets):
Japan	1,389,781	1,460,029	1,592,981
United States	1,328,295	1,378,343	1,830,602
Europe	410,989	459,201	565,044
China	27,108	27,091	34,029
Asia-Pacific	151,108	148,467	158,030
Other Areas	44,272	55,155	91,001

Total	3,351,553	3,528,286	4,271,687

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Italy
(2) Asia-Pacific:	India, South Korea, Oceania, Thailand and Malaysia
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada
There are no individually material countries with respect to sales and financial services revenue or non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) included in Europe, Asia-Pacific and Other Areas.
Transfers between reportable business segments or geographic areas are made at individually negotiated prices that are intended to reflect a market-based transfer price.
There were no sales or financial services revenue with any single major external customer for the fiscal years ended March 31, 2021 and 2022.